Related Party Transactions	9 Months Ended
Jul. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for services they provide to the Company is as follows:

	Three months ended	Three months ended	Nine months ended	Nine months ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Officers:
Consulting fees	$86,792	$98,167	$335,066	$318,668
Share based compensation	103,977	31,709	251,717	107,089
	$190,769	$129,876	$586,783	$425,757
Directors:
Directors’ fees	$58,538	$41,022	$184,063	$121,998
Share based compensation	101,157	28,558	310,069	106,682
	$159,695	$69,580	$494,132	$228,680

(ii)	Balances with related parties

	July 31,	October 31,
	2024	2023
Amounts owed to officers	$29,625	$29,666
Amounts owed to directors	18,952	12,767
	$48,577	$42,433

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate SciSparc’s and the Company’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they may enter into a joint venture by the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture as the development of the project remains at a very early stage.

For the three and nine months ended July 31, 2024, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $4,080 and $26,888, respectively (three and nine months ended July 31, 2023- $126,661 and $126,661, respectively). As of July 31, 2024, $108,597 is owed to the Company by SciSparc (October 31, 2023- $136,002).

c.

On December 25, 2023, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 240 square meters. The Company occupies approximately 120 square meters of the space for its offices. The Company’s base rent was ILS 23,300 per month ($6,500) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.

On March 31, 2024, the Company and SciSparc agreed to terminate the lease agreement prior to the initial term of the lease. As a result, the Company paid early termination fees of approximately $13,000 and paid approximately $3,000 to a broker. The loss upon early termination related to this transaction was recorded as other expenses within the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

On June 13, 2024, the Company entered into an agreement with SciSparc for the lease of office space in Tel Aviv, Israel, having a total area of approximately 386 square meters. The Company occupies approximately 193 square meters of the space for its offices. The rental period is from April 1, 2024 to March 31, 2026. The Company’s base rent was ILS 12,500 per month ($3,400) during the term of the lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 10%.